ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	As of
	December 31, 2023	June 30, 2024
		(Unaudited)
Equipment purchase payable	$987,811	$1,005,770
Long-term payments of leaseback, current (1)	307,694	636,733
Advance from customer	304,488	303,899
Interest payable	161,043	157,289
Payroll and welfare payable	173,925	128,540
Deposit	-	44,366
VAT payable	27,545	7,190
Long-term payable, current portion	7,445	-
Others	69,378	27,590
Total	$2,039,329	$2,311,377

(1)	During the six months ended June 30, 2023 and 2024, the Company continuously entered into certain sale-and-leaseback arrangements for the purpose of obtaining financing. As a result of the available repurchase option, for accounting purposes these sale-and-leaseback arrangements are accounted for as a financing rather than a sale. Loans payables resulted from such financing were pledged by the Company’s machinery and equipment, amounted to US$485,070 and US$866,826 as of December 31, 2023 and June 30, 2024, respectively. The loans payables were installment maturity and due in July 2026 with annual interest rate ranging from 9.4% to 10.2%. The interest expenses were US$23,738 and US$17,688 for the six months ended June 30, 2023 and 2024, respectively.

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2022	2023

Equipment purchase payable	$1,027,996	$987,811
Long-term payments of leaseback, current (1)	366,753	307,694
Advance from customer	189,192	304,488
Payroll and welfare payable	175,626	173,925
Interest payable	165,821	161,043
Long-term payable, current portion (2)	15,746	7,445
VAT payable	1,727	27,545
Others	79,070	69,378
Total	$2,021,931	$2,039,329

(1)	During the years ended December 31, 2022 and 2023, the Company continuously entered into certain sale-and-leaseback arrangements for the purpose of obtaining financing. As a result of the available repurchase option, for accounting purposes these sale-and-leaseback arrangements are accounted for as a financing rather than a sale. Loans payables resulted from such financing were pledged by the Company’s machinery and equipment, amounted to US$478,088 and US$485,070 as of December 31, 2022 and 2023, respectively. The loans payables are repayable in installments from February 2022 to November 2025 with an annual interest rate of 10%. The interest expenses were US$52,524 and US$23,562 for the years ended December 31, 2022 and 2023, respectively.

(2)	In June 2022, the Company obtained a vehicle mortgage loan from a third party at an annual interest rate of 7.5%, with the payables are repayable in installments from June 2022 to June 2024. The assets value of pledged vehicle is US$ 22,318, and the interest expenses were US$1,006 and US$702 for the year ended December 31, 2022 and 2023.